United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
					[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Pyramis Global Advisors Trust Company
Address:	53 State Street
		Boston, Ma.  02109


13F File Number:	28-12283

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Claire S. Walpole
Title:	Vice President - FMR Co.
	Duly authorized under Power of Attorney
	dated August 8, 2007, by William E. Daily
	Chief Administrative Officer - PGATC
Phone:	603-881-2605
Signature, Place, and Date of Signing:


/s/ Claire S. Walpole 		Boston, MA	November 13, 2007

Report Type (Check only one.):
[  ]		13F HOLDINGS REPORT.

[ X] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

28-451 FMR Corp.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		0

Form 13F Information Table Value Total:		$0	(x1000)

List Of Other Included Managers:

NONE